Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories	Inventories Inventories consisted of the following:

	December 31,
	2016	2015
Raw material	$—	$—
Work-in-process	17,836	20,102
Finished goods	9,416	14,036
Spare parts	2,025	2,452
Inventories	$29,277	$36,590